Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Entity Registrant Name	AvalonBay Communities, Inc.
Entity Central Index Key	0000915912
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	AvalonBay Communities, Inc.
EBP001Member
Cover [Abstract]
EBP, Plan Name	1996 Non-Qualified Employee Stock Purchase Plan
Entity Registrant Name	AvalonBay Communities, Inc.
Entity Information [Line Items]
Entity Registrant Name	AvalonBay Communities, Inc.
EBP, Plan Name	1996 Non-Qualified Employee Stock Purchase Plan